Expense Example {- Franklin Rising Dividends VIP Fund} - FTVIP Class 1-62 - Franklin Rising Dividends VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810